Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 15,527	$ (4,783)	$ 10,167
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax	(2,423)	1,946	1,140
Losses (gains) reclassified into net income (loss), net of tax	(32)	(465)	(251)
Net change	(2,455)	1,481	889
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net oftax	415	285	130
Losses (gains) reclassified into net income (loss), net oftax	(122)	(294)	(28)
Net change	293	(9)	102
Foreign currency translation adjustment		418	90
Total other comprehensive income (loss), net of tax	(2,162)	1,890	1,081
Comprehensive income (loss)	$ 13,365	$ (2,893)	$ 11,248